Nature of the Business and Basis of Presentation (restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Nature of the Business and Basis of Presentation [Abstarct]
Nature of the Business and Basis of Presentation

1.      Nature of the Business and Basis of Presentation (restated)

Envoy Medical, Inc. (“Envoy Medical” or the “Company”) is a hearing health company focused on providing innovative medical technologies across the hearing loss spectrum. Envoy Medical’s technologies are designed to shift the paradigm within the hearing industry and bring both providers and patients the hearing devices they desire. The Company’s first commercial product, the Esteem, is a fully implanted active middle ear hearing device. The Esteem was approved for sale in 2010 by the United States Food and Drug Administration (“FDA”).

Envoy Medical believes the fully implanted Acclaim® Cochlear Implant is a first-of-its-kind cochlear implant. Envoy Medical’s fully implanted technology includes a sensor designed to leverage the natural anatomy of the ear instead of a microphone to capture sound. The Acclaim is designed to address severe to profound sensorineural hearing loss that is not adequately addressed by hearing aids. The Acclaim will only be indicated for adults who have been deemed adequate candidates by a qualified physician. The Acclaim Cochlear Implant received the Breakthrough Device Designation from the FDA in 2019.

On September 29, 2023 (the “Closing Date”), a merger transaction between Envoy Medical Corporation (“Envoy”), Anzu Special Acquisition Corp I (“Anzu”) and Envoy Merger Sub, Inc., a directly, wholly owned subsidiary of Anzu (“Merger Sub”) was completed (the “Merger” or “Business Combination”, see Note 3) pursuant to the business combination agreement, dated as of April 17, 2023 (as amended, the “Business Combination Agreement”) . In connection with the closing of the Merger (the “Closing”), Merger Sub merged with Envoy, with Envoy surviving the merger as a wholly owned subsidiary of Anzu. In connection with the Closing, Anzu changed its name to Envoy Medical, Inc. The Company’s Class A common stock, par value $0.0001 per share (“New Envoy Class A Common Stock”), and the Company’s warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) on October 2, 2023 under the symbols “COCH” and “COCHW,” respectively.

On April 17, 2023, prior to entering into the Business Combination Agreement, Anzu and Envoy entered into an agreement (as amended to date, the “Forward Purchase Agreement” or “FPA”) with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital, LLC (“MSC” and, collectively with MSOF, MCP and MSTO, the “Sellers” or “Meteora parties”) for an over-the-counter equity prepaid forward transaction.

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date, the Sellers purchased 425,606 shares of New Envoy Class A Common Stock (the “Recycled Shares”) directly from the redeeming stockholders of Anzu. Also on the Closing Date, the Company paid to the Sellers a prepayment amount of $4.5 million required under the Forward Purchase Agreement directly from the trust account and transferred to the Sellers 8,512 shares of New Envoy Class A Common Stock (the “Share Consideration”).

In addition, pursuant to the subscription agreement, dated April 17, 2023 (as amended to date, the “Subscription Agreement”), by and between Anzu and Anzu SPAC GP I LLC (the “Sponsor”), the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”) in a private placement (the “PIPE Transaction”) at a price of $10.00 per share for an aggregate purchase price of $10 million.

Pursuant to the convertible promissory note, dated April 17, 2023, between Envoy and GAT Funding, LLC (as amended to date, the “Envoy Bridge Note”), the Company issued 1,000,000 shares of the Company’s Series A Preferred Stock to GAT Funding, LLC in exchange for the conversion of the Envoy Bridge Note in full, concurrently with the Closing.

The unaudited condensed consolidated financials include the accounts of Envoy Medical, Inc. and its wholly-owned subsidiaries Envoy Medical Corporation and Envoy Medical GmbH (Ansbach) (GmbH), which operates a sales office in Germany. All intercompany accounts and transactions have been eliminated in consolidation.

Unaudited financial information

The Company’s unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Pursuant to these rules and regulations, they do not include all information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair statement of the Company’s financial condition and results of operations have been included. Operating results for the periods presented are not necessarily indicative of the results that might be expected for the full year. As such, the information included in this prospectus should be read in conjunction with the Company’s audited financial statements for the year ended December 31, 2022, which is included in the Company’s final prospectus and definitive proxy statement, dated and filed with the SEC on September 14, 2023 (the “Proxy Statement/Prospectus”), which is accessible on the SEC’s website at www.sec.gov. The condensed consolidated balance sheet at December 31, 2022 has been derived from the audited consolidated financial statements of the Company, but does not include all the disclosures required by U.S. GAAP.

During the nine months ended September 30, 2023, there were no changes to the Company’s significant accounting policies as described in the Company’s audited consolidated financial statements as of and for the year ended December 31, 2022, which is included in the Proxy Statement/Prospectus.

Restatement

On December 14, 2023, the audit committee of the board of directors (the “Board”) of the Company, after considering the recommendations of management, concluded that the Company’s previously issued unaudited interim condensed consolidated financial statements included in the Company’s Quarterly Report on Form 10-Q for the quarterly period ended September 30, 2023 should no longer be relied upon. The determination relates to the Company’s interpretation of the accounting guidance applicable to the forward purchase agreement, dated April 17, 2023, by and among the Company, Envoy Medical Corporation, Meteora Special Opportunity Fund I, LP, Meteora Capital Partners, LP, Meteora Select Trading Opportunities Master, LP and Meteora Strategic Capital, LLC (as amended to date, the “Forward Purchase Agreement” or the “FPA”).

The Company reviewed its prior interpretation of the accounting guidance applicable to certain elements of the FPA and determined the prepayment amount of $2.4 million, previously recorded as forward purchase agreement assets in the condensed consolidated balance sheet, should be reclassified to the equity section of the condensed consolidated balance sheet, and the remaining liability balance associated with the FPA, including the the in-substance put option and maturity consideration n, should be reflected as non-current liabilities in the condensed consolidated balance sheet.

In accordance with Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections, the Company also evaluated the materiality of the errors to the Company’s previously filed financial statements for the third quarter of 2023. Considering both quantitative and qualitative factors, the Company determined that the related impact was material to the previously filed condensed consolidated financial statements as of and for the period ended September 30, 2023, and restated and reissued these financial statements.

Description of error corrected:

The previously reported Forward purchase agreement assets included a prepayment amount, as described above and in Note 3, Merger, which was incorrectly classified as an asset instead of as an equity transaction. Additionally, the remaining balance of the prepaid forward contract, including the in-substance written put option (“FPA put option liability”) and maturity consideration was incorrectly netted with the prepayment amount and presented as a net asset, instead of being separately presented as a liability. These errors impacted the Forward purchase agreement assets, the FPA put option liability, the Forward purchase agreement warrant liability and Additional paid-in capital in the condensed consolidated balance sheet and condensed consolidated equity statement as of September 30, 2023, as well as the related disclosure within Note 4, Fair Value Measurement.

The effect of the correction of the error noted above on the relevant financial statement line items is as follows:

	As of September 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Balance Sheet
Forward purchase agreement assets	2,386	(2,386)	—
Total current assets	22,729	(2,386)	20,343
Total assets	$23,601	$(2,386)	$21,215
FPA put option liability	—	34	34
Forward purchase agreement warrant liability	1,793	(947)	846
Total current liabilities	13,603	(913)	12,690
Total liabilities	$17,342	$(913)	$16,429
Additional paid-in capital	257,385	(1,473)	255,912
Total stockholders’ equity (deficit)	$6,259	$(1,473)	$4,786
Total liabilities and stockholders’ equity (deficit)	$23,601	$(2,386)	$21,215
	Period Ended September 30, 2023
	As Previously Reported	Adjustments	As Restated
Condensed Consolidated Statement of Stockholders’ Equity (Deficit)
Meteora forward purchase agreement shares	89	(1,473)	(1,384)
Additional Paid-in Capital – balance at September 30, 2023	257,385	(1,473)	255,912
Total stockholders’ deficit – balance at September 30, 2023	$6,259	$(1,473)	$4,786

The change in accounting and related restatement for the FPA did not have any impact on the condensed consolidated statements of operations and comprehensive income (loss) for the three and nine months ended September 30, 2023 and 2022, the condensed consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022, or net income (loss) attributable to common stockholders per share calculations for the three and nine month periods ended September 30, 2023 and 2022. As well, there was no impact on the condensed consolidated balance sheet or condensed consolidated equity statement for any prior reporting periods.

Revision of Prior Period Financial Statements of Envoy

During its financial close process for the three and nine months ended September 30, 2023, the Company discovered an error in Envoy’s accounting for convertible notes payable (related party) as of June 30, 2023. The convertible notes payable (related party) consists of convertible notes issued between 2012 and 2022 (the “Convertible Notes”) and the Envoy Bridge Note. When calculating the fair value of the Convertible Notes as of June 30, 2023, Envoy used an incorrect input in the valuation model related to the Convertible Notes settlement value upon a Merger with a Special Purpose Acquisition Company (“SPAC”). Specifically, the Business Combination Agreement includes the assumed exchange ratio of Envoy common stock, par value $0.01 per share (“Envoy Common Stock”) to New Envoy Class A Common Stock. The Business Combination Agreement also contains a provision that removed the holders’ right to redeem the Convertible Notes for its full principal and interest value upon the Closing, and instead forced the holders to convert the Convertible Notes into shares of Envoy Common Stock at a conversion rate of $1.00 per share, prior to the exchange into New Envoy Class A Common Stock. This assumed exchange ratio, the value of underlying Company stock, and the removal of the loan holders’ redemption right was not included under the SPAC scenario in the valuation model used to calculate the fair value of Convertible Notes as of June 30, 2023. The initial calculation calculated a fair value of approximately $51.4 million whereas the updated calculation, calculated a fair value of approximately $36.8 million, which results in a difference of approximately $14.6 million.

The unaudited condensed consolidated statements of stockholders’ equity (deficit) for the three months ended June 30, 2023, has been revised to treat the Convertible Notes amendment, as described above, as an extinguishment of debt with a related party. As such, the impact of the amendment has been recorded as an additional deemed capital contribution from a related party on the revised unaudited condensed consolidated financial statements.

The revision resulted in a downward adjustment of previously reported convertible notes payable (related party) of $14.6 million and an upward adjustment of $14.7 million in additional paid-in capital on the condensed consolidated balance sheets and the condensed consolidated statements of redeemable convertible preferred stock and stockholders’ equity (deficit) as of June 30, 2023, and an increase in the loss from change in the fair value of convertible notes payable (related party) of $91 thousand for the three and six months ended June 30, 2023 included in the Proxy Statement/Prospectus.

The Company also reassessed the components of cost of goods sold and determined that the costs related to the Acclaim product development and manufacturing of research and development (“R&D”) prototype parts for testing, validations and clinical trials should be classified as R&D expenses. Accordingly, $0.3 million of expenses previously included in the cost of goods sold have been reclassified to research and development for the nine months ended September 30, 2023. This reclassification did not impact net income.

1.      Nature of the Business and Basis of Presentation

Envoy Medical, Inc. (“Envoy Medical”, or the “Company”) was incorporated in the State of Delaware on December 28, 2020. The Company is focused on designing, developing and marketing fully implantable medical devices that improve hearing. The Company’s first commercial product, the Esteem PMA application, is a fully implantable hearing device. The Esteem PMA was cleared in 2010 by the United States Food and Drug Administration. The Company intends to continue to pursue development of a cochlear implant.

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and include the accounts of Envoy Medical, Inc. and its wholly-owned subsidiaries Envoy Medical GmbH (Cologne) (GmbH) and Envoy Medical Internacional Do Brasil, which operate sales offices in Germany and Brazil, respectively. In May 2021, the Company closed its subsidiary in Brazil. All intercompany accounts and transactions have been eliminated in consolidation.

Emerging Growth Company

Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or no not have a class of securities registered under the Securities Exchange Act of 1934, as amended) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public and private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time the private companies adopt the new or revised standard, until such time the Company is no longer considered to be an emerging growth company. At times, the Company may elect to early adopt a new or revised standard.

Merger

On September 29, 2023 (the “Closing Date”), a merger transaction between Envoy Medical, Anzu Special Acquisition Corp I (“Anzu”) and Envoy Merger Sub, Inc., a directly, wholly owned subsidiary of Anzu (“Merger Sub”) was completed (the “Merger” or “Business Combination” pursuant to the business combination agreement, dated as of April 17, 2023 (as amended, the “Business Combination Agreement”). In connection with the closing of the Merger (the “Closing”), Merger Sub merged with Envoy Medical, with Envoy Medical surviving the merger as a wholly owned subsidiary of Anzu. In connection with the Closing, Anzu changed its name to Envoy Medical, Inc. The Company’s Class A common stock, par value $0.0001 per share (“New Envoy Class A Common Stock”), and the Company’s warrants commenced trading on the Nasdaq Stock Market LLC (“Nasdaq”) on October 2, 2023 under the symbols “COCH” and “COCHW”, respectively.

On April 17, 2023, prior to entering into the Business Combination Agreement, Anzu and Envoy Medical entered into an agreement (as amended to date, the “Forward Purchase Agreement” or “FPA”) with Meteora Special Opportunity Fund I, LP (“MSOF”), Meteora Capital Partners, LP (“MCP”), Meteora Select Trading Opportunities Master, LP (“MSTO”) and Meteora Strategic Capital, LLC (“MSC” and, collectively with MSOF, MCP and MSTO, the “Sellers” or “Meteora parties”) for an over-the-counter equity prepaid forward transaction.

Pursuant to the terms of the Forward Purchase Agreement, on the Closing Date, the Sellers purchased 425,606 shares of New Envoy Class A Common Stock (the “Recycled Shares”) directly from the redeeming stockholders of Anzu. Also on the Closing Date, the Company paid to the Sellers a prepayment amount of $4.5 million required under the Forward Purchase Agreement directly from the trust account and transferred to the Sellers 8,512 shares of New Envoy Class A Common Stock (the “Share Consideration”).

In addition, pursuant to the subscription agreement, dated April 17, 2023 (as amended to date, the “Subscription Agreement”), by and between Anzu and Anzu SPAC GP I LLC (the “Sponsor”), the Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of the Company’s Series A preferred stock, par value $0.0001 per share (“Series A Preferred Stock”) in a private placement (the “PIPE Transaction”) at a price of $10.00 per share for an aggregate purchase price of $10 million.

Pursuant to the convertible promissory note, dated April 17, 2023, between Envoy Medical and GAT Funding, LLC (as amended to date, the “Envoy Bridge Note”), the Company issued 1,000,000 shares of the Company’s Series A Preferred Stock to GAT Funding, LLC in exchange for the conversion of the Envoy Bridge Note in full, concurrently with the Closing.

Upon the Closing, the following occurred:

•        Each share of Envoy Common Stock immediately prior to the Business Combination was automatically cancelled and converted into the right to receive 0.063603 shares of New Envoy Class A Common Stock resulting in the issuance of 14,999,990 shares of New Envoy Class A Common Stock;

•        Each share of outstanding Envoy Common Stock, which totaled 139,153,144 was cancelled and converted into 8,850,526 shares of New Envoy Class A Common Stock.

•        Each outstanding warrant to purchase Envoy Common Stock, depending on the applicable exercise price, was automatically cancelled or exercised on a net exercise basis and converted into 2,702 shares of New Envoy Class A Common Stock.

•        The Convertible Notes were automatically converted into 4,874,707 shares of New Envoy Class A Common Stock.

•        Each share of Envoy redeemable convertible preferred stock, par value $0.01 per share, issued and outstanding immediately prior to the Closing (“Envoy Preferred Stock”), which totaled 4,000,000 shares, were converted into 20,000,000 shares of Envoy Common Stock and subsequently exchanged for 1,272,055 shares of New Envoy Class A Common Stock.

•        Each outstanding option to purchase shares of Envoy Common Stock outstanding as of immediately prior to the Business Combination was cancelled in exchange for nominal consideration;

•        Each share of Merger Sub’s common stock, par value $0.0001 per share, issued and outstanding immediately prior to the Business Combination was converted into and exchanged for one share of New Envoy Class A Common Stock;

•        The Sponsor forfeited 5,510,000 shares of Anzu’s Class B common stock, par value $0.0001 per share (“Anzu Class B Common Stock”), and all 12,500,000 private placement warrants pursuant to the Sponsor Support Agreement;

•        All of Anzu’s outstanding 14,166,666 public placement warrants were exchanged for warrants each exercisable for a share of New Envoy Class A Common Stock at a price of $11.50 per share;

•        The Sponsor exchanged 2,500,000 shares of Anzu Class B Common Stock for 2,500,000 shares of Series A Preferred Stock pursuant to the sponsor support and forfeiture agreement dated April 17, 2023 by and between Anzu, Envoy and the Sponsor, as amended or modified from time to time (the “Sponsor Support Agreement”);

•        An aggregate of 2,615,000 shares of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent directors automatically converted into an equal number of shares of New Envoy Class A Common Stock;

•        Pursuant to the legacy forward purchase agreements and the extension support agreements of Anzu, the Sponsor transferred an aggregate of 490,000 shares of New Envoy Class A Common Stock to the parties to the legacy forward purchase agreements and the extension support agreements;

•        The Company issued an aggregate of 8,512 shares of New Envoy Class A Common Stock as Share Consideration pursuant to the Forward Purchase Agreement.

•        The Sellers in its sole discretion may request warrants of the Company exercisable for shares of New Envoy Class A Common Stock (the “Shortfall Warrants”) in an amount equal to 3,874,394 based on the terms of Forward Purchase Agreement.

•        The Company issued, and certain affiliates of the Sponsor purchased, concurrently with the Closing, an aggregate of 1,000,000 shares of Series A Preferred Stock in the PIPE Transaction at a price of $10.00 per share for an aggregate purchase price of $10 million.

•        Pursuant to the Envoy Bridge Note, the Company issued 1,000,000 shares of Series A Preferred Stock to GAT Funding, LLC concurrently with the Closing.

•        Pursuant to the Subscription Agreement and the Envoy Bridge Note, the Sponsor and GAT Funding, LLC each contributed additional $1.0 million as capital contribution to subscribe for 100,000 additional shares of Series A Preferred Stock to be issued at a price of $10.00 per share in order to meet the net tangible assets requirement under the Business Combination Agreement.

The proceeds received by the Company from the Merger, the PIPE Transaction, and the Forward Purchase Agreement, net of transaction costs, totaled $11.7 million.

The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, Anzu was treated as the acquired company for financial reporting purposes. Accordingly, for accounting purposes, the Merger was treated as the equivalent of the Company issuing shares for the net assets of Anzu, accompanied by a recapitalization. The net assets of Anzu were stated at historical cost with no goodwill or other intangible assets recorded.

The following table presents the total shares of New Envoy Class A Common Stock and Series A Preferred Stock outstanding immediately after the Closing:

Class A Common Stock	Number of Shares
Exchange of Anzu Class A Common Stock subject to possible redemption that was not redeemed for New Envoy Class A Common Stock	1,500,874
Conversion of Anzu Class B Common Stock held by the Sponsor and Anzu’s former independent director into New Envoy Class A Common Stock*	2,615,000
Subtotal – Merger, net of redemptions	4,115,874
Exchange of Envoy Common Stock for New Envoy Class A Common Stock	8,850,526
Exchange of Envoy Preferred Stock for New Envoy Class A Common Stock	1,272,055
Conversion of Convertible Notes as of September 29, 2023 into New Envoy Class A Common Stock	4,874,707
Net exercise of Envoy Warrants	2,702
Issuance of share consideration to Meteora parties	8,512
Shares recycled by Meteora parties	425,606
19,549,982

____________

*        1,000,000 shares of the New Envoy Class A Common Stock are unvested and subject to restrictions and forfeitures per the Sponsor Support Agreement. These shares will vest upon the FDA approval of Acclaim or upon a change of control of the Company (see Note 9)

Series A Preferred Stock	Number of Shares
Exchange of Anzu Class B Common Stock for Series A Preferred Stock	2,500,000
Issuance of Series A Preferred Stock in connection with the PIPE Transaction	1,000,000
Issuance of Series A Preferred Stock in connection with the conversion of the Envoy Bridge Note	1,000,000
4,500,000

The number of shares of redeemable convertible preferred stock, Series A Preferred Stock and Class A Common stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.